Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Small Company Index.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not reflect brokerage commissions you may incur when buying or selling fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Fundamental U.S. Small Company Index ETF Schwab Fundamental U.S. Small Company Index ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Fundamental U.S. Small Company Index ETF Schwab Fundamental U.S. Small Company Index ETF
Management fees	0.25%
Other expenses	none
Total annual fund operating expenses	0.25%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This example does not reflect any brokerage commissions you may incur when buying or selling fund shares. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Fundamental U.S. Small Company Index ETF | Schwab Fundamental U.S. Small Company Index ETF | USD ($)	26	80	141	318

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
To pursue its goal, the fund generally invests in stocks that are included in the Russell RAFI US Small Company Index†. The index selects, ranks, and weights securities by fundamental measures of company size — adjusted sales, retained operating cash flow, and dividends plus buybacks — rather than market capitalization. The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the companies included in the Russell 3000® Index (the Russell Index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the companies within the Russell Index. The index is comprised of the smallest companies by fundamental size. The bottom 12.5% of the companies by cumulative fundamental score are included in the index. The weights of the companies included in the index are determined annually and are implemented using a partial quarterly reconstitution methodology in which the index is split into four equal segments and each segment is rebalanced on a rolling quarterly basis. The index is compiled and calculated by Frank Russell Company in conjunction with Research Affiliates LLC, and the method of calculating the components of the index is subject to change.

It is the fund’s policy that, under normal circumstances, it will invest at least 90% of its net assets in stocks included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally give the same weight to a given stock as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs), (b) other investment companies, and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.

The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (which involves investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole). The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

† Index ownership — Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental U.S. Small Company Index ETF and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
Principal Risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.csimfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 8.27% Q4 2014 Worst Quarter: (10.18%) Q3 2015 Year-to-date performance (before taxes) as of 3/31/17: 1.94%
Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - Schwab Fundamental U.S. Small Company Index ETF	1 Year	Since Inception	Inception Date
Schwab Fundamental U.S. Small Company Index ETF	23.49%	11.04%	Aug. 15, 2013
Schwab Fundamental U.S. Small Company Index ETF | After Taxes on Distributions	23.03%	10.67%	Aug. 15, 2013
Schwab Fundamental U.S. Small Company Index ETF | After Taxes on Distributions and Sale of Shares	13.49%	8.55%	Aug. 15, 2013
Comparative Index (reflects no deduction for expenses or taxes) Russell RAFI US Small Company Index	23.81%	11.37%	Aug. 15, 2013

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.